Remeasurement items affecting operating profit - Summary of Significant Impairment of Assets (Details) R in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		R 111,592
Impairment loss		111,592	R 18,451	R 9,115
Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		94,032
Impairment loss		94,032	14,161	7,623
Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		13,399
Impairment loss		13,399	4,272	R 1,492
Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		3,322
Impairment loss		3,322
Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		839
Impairment loss		R 839	R 11
South Africa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage increase in WACC rate	1.10%	1.10%
WACC rate	14.22%	14.22%	13.12%	12.71%
US Chemicals assets held for sale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	$ 4.2	R 72,600
US Chemicals assets held for sale | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		53,000
US Chemicals assets held for sale | Performance Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		19,600
US Chemicals assets held for sale | North America
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)	$ 4.2	72,600
US Chemicals assets held for sale | North America | Base and Performance Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		72,558
US Chemicals assets held for sale | North America | Base and Performance Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		60,760
US Chemicals assets held for sale | North America | Base and Performance Chemicals | Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		10,184
US Chemicals assets held for sale | North America | Base and Performance Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		1,223
US Chemicals assets held for sale | North America | Base and Performance Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		391
Sasolburg liquid fuels refinery | South Africa | Energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		8,594
Sasolburg liquid fuels refinery | South Africa | Energy | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		7,803
Sasolburg liquid fuels refinery | South Africa | Energy | Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		785
Sasolburg liquid fuels refinery | South Africa | Energy | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		6
Synfuels liquid fuels refinery | South Africa | Energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		3,834
Synfuels liquid fuels refinery | South Africa | Energy | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		3,834
Ammonia value chain
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss			R 3,300
Ammonia value chain | South Africa | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		1,984
Ammonia value chain | South Africa | Base Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		1,595
Ammonia value chain | South Africa | Base Chemicals | Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		331
Ammonia value chain | South Africa | Base Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		49
Ammonia value chain | South Africa | Base Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		9
Acrylates & Butanol value chain | South Africa | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		6,766
Acrylates & Butanol value chain | South Africa | Base Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		5,410
Acrylates & Butanol value chain | South Africa | Base Chemicals | Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		788
Acrylates & Butanol value chain | South Africa | Base Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		547
Acrylates & Butanol value chain | South Africa | Base Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		21
Polyethylene value chain | South Africa | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		5,385
Polyethylene value chain | South Africa | Base Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		4,418
Polyethylene value chain | South Africa | Base Chemicals | Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		915
Polyethylene value chain | South Africa | Base Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		28
Polyethylene value chain | South Africa | Base Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		24
Chlor Vinyls value chain | South Africa | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		1,805
Impairment loss				R 5,200
Chlor Vinyls value chain | South Africa | Base Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		1,474
Chlor Vinyls value chain | South Africa | Base Chemicals | Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		306
Chlor Vinyls value chain | South Africa | Base Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		17
Chlor Vinyls value chain | South Africa | Base Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		8
Chemical Work Up & Heavy Alcohols value chain | South Africa | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		1,306
Chemical Work Up & Heavy Alcohols value chain | South Africa | Base Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		434
Chemical Work Up & Heavy Alcohols value chain | South Africa | Base Chemicals | Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		90
Chemical Work Up & Heavy Alcohols value chain | South Africa | Base Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		780
Chemical Work Up & Heavy Alcohols value chain | South Africa | Base Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		2
Southern Africa Wax value chain | South Africa | Performance Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		4,661
Southern Africa Wax value chain | South Africa | Performance Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		4,661
Wax Germany | Eurasia | Performance Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		2,838
Wax Germany | Eurasia | Performance Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		2,137
Wax Germany | Eurasia | Performance Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		368
Wax Germany | Eurasia | Performance Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		333
China (Nanjing) | Eurasia | Performance Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		473
China (Nanjing) | Eurasia | Performance Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		416
China (Nanjing) | Eurasia | Performance Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		57
Other cash-generating units | North America | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		210
Other cash-generating units | North America | Base Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		210
Other cash-generating units | South Africa | Base Chemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		850
Other cash-generating units | South Africa | Base Chemicals | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		596
Other cash-generating units | South Africa | Base Chemicals | Right of use assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		253
Other cash-generating units | South Africa | Base Chemicals | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		1
Other cash-generating units | Eurasia | Various
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		328
Other cash-generating units | Eurasia | Various | Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		284
Other cash-generating units | Eurasia | Various | Goodwill and other intangible assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)		R 44